Finance income, finance costs and changes in the fair value of financial instruments - Summary of Changes in the Fair Value of Financial Instruments (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	£ 365	£ 1,210
Private placement [Member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	402	1,091
Bank Loan [member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	£ (37)	£ 119